Significant Accounting Policies - Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended			6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Significant Accounting Policies
Increase in redemption value of shares subject to possible redemption	$ (1,504,476)	$ (2,945,887)	$ (218,133)	$ (4,450,363)			$ (3,743,935)
Class A common stock subject to possible redemption	$ 42,706,975			42,706,975			355,643,935
Class A common stock subject to possible redemption
Significant Accounting Policies
Gross proceeds						$ 345,000,000
Deferred underwriting costs, net of amounts attributable to warrant liability						(11,431,342)
Paid underwriting fees, net of amounts attributable to warrant liability						(6,532,196)
Proceeds allocated to Public Warrants						(18,390,225)
Other offering costs paid						$ (516,291)
Increase in redemption value of shares subject to possible redemption				$ 4,450,363	$ 218,133		$ (3,743,935)
Class A common stock subject to possible redemption (Shares)	4,039,934		34,500,000	4,039,934	34,500,000	34,500,000	34,500,000
Class A common stock subject to possible redemption	$ 42,706,975		$ 352,118,133	$ 42,706,975	$ 352,118,133	$ 351,900,000	$ 355,643,935
Decrease due to share redemption (Shares)	(30,460,066)			(30,460,066)
Decrease due to share redemption	$ (317,387,323)			$ (317,387,323)
Remeasurement of shares subject to redemption						$ 43,770,054